Note 6 - Accounts Payable and Accrued Liabilities	9 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
6.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payables and accrued liabilities for the Company are broken down as follows:

	Note	December 31, 2023	March 31, 2023
Trade payables		$168,910	$884,741
Advance royalty payable		324,445	313,001
Accrued liabilities		102,450	311,004
Due to related parties	10	88,139	112,975
Total		$683,944	$1,621,721

During the year ended March 31, 2023, the Company wrote-off $184,813 of accounts payable resulting in a gain on forgiveness of debt of $184,813. During the period ended December 31, 2023, no such write-offs occurred.